BRIDGE BUILDER TRUST

Bridge Builder Municipal Bond Fund

Supplement dated April 12, 2023

to the Prospectus dated October 28, 2022, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Effective on or about April 14, 2023 (the “Effective Date”), T. Rowe Price Associates, Inc. (“T. Rowe Price”) will no longer manage their allocated portion of the Bridge Builder Municipal Bond Fund (the “Fund”) and no longer serve as a sub-adviser to the Fund. The Effective Date will be determined by the Fund’s officers, in consultation with Olive Street Investment Advisers, LLC, the Fund’s investment adviser. This change is not expected to have a material effect on the Fund’s investment objective or principal investment strategies. BlackRock Investment Management, LLC, FIAM LLC and MacKay Shields LLC will continue to be sub-advisers to the Fund.

Accordingly, as of the Effective Date, all references and information related to T. Rowe Price, with respect to the Fund, in the Prospectus are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

Bridge Builder Municipal Bond Fund

Supplement dated April 12, 2023

to the Statement of Additional Information (“SAI”)

dated October 28, 2022, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Effective on or about April 14, 2023 (the “Effective Date”), T. Rowe Price Associates, Inc. (“T. Rowe Price”) will no longer manage their allocated portion of the Bridge Builder Municipal Bond Fund (the “Fund”) and no longer serve as a sub-adviser to the Fund. The Effective Date will be determined by the Fund’s officers, in consultation with Olive Street Investment Advisers, LLC, the Fund’s investment adviser. This change is not expected to have a material effect on the Fund’s investment objective or principal investment strategies. BlackRock Investment Management, LLC, FIAM LLC and MacKay Shields LLC will continue to be sub-advisers to the Fund.

Accordingly, as of the Effective Date, all references and information related to T. Rowe Price, with respect to the Fund, in the SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE